Business Combinations - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2012 Installment	Sep. 30, 2013 Installment	Sep. 30, 2012	Nov. 16, 2012	Dec. 31, 2012 Installment
Blackstone Group [Member]
Business Acquisition [Line Items]
Investment in equity	$ 155,160,000	$ 155,160,000			$ 155,160,000
Deposit in escrow	28,428,000	28,428,000			28,428,000
Adjustments to total purchase consideration	54,300,000	54,300,000			54,300,000
Total consideration transferred		1,935,638,000			1,933,559,000
Restricted cash	28,428,000	28,428,000			28,428,000
Percentage of total payment		50.00%			50.00%
Number of payments installments	2	2			2
Transaction cost, bonus and other payments to employees					48,586,000
Transaction cost	31,885,000	31,540,000	4,097,000	23,461,000	31,540,000
Aggregate cash consideration	1,933,559,000	1,935,638,000			1,933,559,000
Blackstone Group [Member] | Minimum [Member]
Business Acquisition [Line Items]
Subscriber attrition rates and discount rates	8.00%	8.00%			8.00%
Blackstone Group [Member] | Maximum [Member]
Business Acquisition [Line Items]
Subscriber attrition rates and discount rates	14.00%	14.00%			14.00%
Smartrove Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date of wholly-owned subsidiary		May 29, 2013
Aggregate cash consideration		4,275,000
Aggregate cash consideration, escrow		$ 870,000